Stock options, retention securities and warrants - Stock options transactions (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares shares	Dec. 31, 2024 Options $ / shares shares
Stock options, retention securities and warrants
Number of shares issuable under options outstanding, beginning balance | Options	11,777,700	10,545,500
Number of shares issuable under options outstanding, Granted | Options	2,349,700	2,268,200
Number of shares issuable under options outstanding, Exercised | Options	(2,434,000)	(887,000)
Number of shares issuable under options outstanding, Forfeited/Expired | shares	(2,417,500)	(149,000)
Number of shares issuable under options outstanding, ending balance | Options	9,275,900	11,777,700
Weighted average exercise price, beginning balance	$ 2.05	$ 1.91
Weighted average exercise price, Granted	3.27	2.47
Weighted average exercise price, Exercised	1.84	1.44
Weighted average exercise price, Forfeited/Expired	2.46	2.14
Weighted average exercise price, ending balance	$ 2.31	$ 2.05